Depreciation of Revenue Earning Equipment and Lease Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of Revenue Earning Equipment and Lease Charges

Note 6—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Three Months Ended March 31,
	2011	2010
Depreciation of revenue earning equipment	$418.7	$427.9
Adjustment of depreciation upon disposal of revenue earning equipment	(6.2)	14.8
Rents paid for vehicles leased	23.6	16.5

Total	$436.1	$459.2

The adjustment of depreciation upon disposal of revenue earning equipment for the three months ended March 31, 2011 and 2010, included a net gain of $6.1 million and a net loss of $11.2 million, respectively, on the disposal of vehicles used in our car rental operations and a net gain of $0.1 million and a net loss of $3.6 million, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During the three months ended March 31, 2011, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in a net decrease of $0.6 million in depreciation expense for the three months ended March 31, 2011. During the three months ended March 31, 2011, depreciation rate changes in certain of our equipment rental operations resulted in a net decrease of $1.0 million in depreciation expense.

For the three months ended March 31, 2011 and 2010, our worldwide car rental operations sold approximately 30,600 and 42,300 non-program cars, respectively, a 27.7% year over year decrease primarily due to an increase in car rental demand.

Note 7—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Depreciation of revenue earning equipment	$1,747.0	$1,777.7	$2,011.4
Adjustment of depreciation upon disposal of the equipment	42.9	72.0	74.3
Rents paid for vehicles leased	78.2	81.7	108.5

Total	$1,868.1	$1,931.4	$2,194.2

The adjustment of depreciation upon disposal of revenue earning equipment for the years ended December 31, 2010, 2009 and 2008 included (in millions of dollars) net losses of $10.0, $40.7 and $30.2, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations, and net losses of $32.9, $31.3 and $44.1, respectively, on the disposal of vehicles used in our car rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During 2010, 2009 and 2008, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in net increases of $19.1 million, $13.2 million and $36.6 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively. Depreciation rate changes in certain of our equipment rental operations resulted in increases of $3.6 million and $6.1 million and a net decrease of $3.9 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively.

For the years ended December 31, 2010, 2009 and 2008, our worldwide car rental operations sold approximately 158,500, 154,300, 189,300 non-program cars, respectively, a 2.7% increase in 2010 versus 2009 primarily due to a higher average fleet size.